Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 5,570,563		¥ 3,363,942		$ 874,143
Short-term deposits	2,860,000		7,566,250		448,796
Total current assets	9,410,860		11,746,849		1,476,769
Long-term deposits	7,200,000		5,550,000		1,129,837
Long-term investments	820,006		454,996		128,677
Other non-current assets	83,930		94,868		13,170
Total assets	18,111,238		23,220,556		2,842,048
Accounts payable	726,207		699,394		113,957
Deferred revenue	539,967		511,617		84,733
Total current liabilities	2,515,765		2,516,740		394,778
Other non-current liabilities	128,095		25,666		20,101
Total liabilities	7,525,641		8,385,227		$ 1,180,937
Net revenues	14,575,719		15,024,188	¥ 17,015,089
Net income	(2,913,708)		2,103,484	2,970,890
Net cash provided by operating activities	1,559,198	$ 244,671	3,080,889	5,448,886
Net cash (used in) provided by investing activities	2,550,342	400,204	(748,466)	(4,029,919)
Net cash provided by financing activities	(1,786,909)	$ (280,404)	(1,498,150)	(1,273,780)
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	2,474,974		1,311,713
Short-term deposits	550,000		604,500
Other current assets	590,022		544,615
Total current assets	3,614,996		2,460,828
Long-term deposits	750,000		950,000
Long-term investments	404,524		454,996
Other non-current assets	241,500		264,825
Total assets	5,011,020		4,130,649
Accounts payable	635,635		607,430
Deferred revenue	519,237		501,695
Other current liabilities	399,686		402,265
Total current liabilities	1,554,558		1,511,390
Other non-current liabilities	63,095		58,984
Total liabilities	1,617,653		1,570,374
Net revenues	14,336,539		14,902,691	17,001,337
Net income	5,674,607		6,734,471	8,511,991
Net cash provided by operating activities	5,748,529		6,906,938	9,125,496
Net cash (used in) provided by investing activities	¥ 254,093		¥ (757,949)	(881,828)
Net cash provided by financing activities				¥ 11,000